Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Carrying Amounts of Each Class of Other Intangible Assets
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Customer relationships	$4,904,110	$3,900,270	$124,331
Computer software	2,612,829	2,744,759	87,497
Patents and acquired specific technology	8,069,574	6,139,842	195,723
Others	105,837	135,731	4,327

	$15,692,350	$12,920,602	$411,878

For the year ended December 31, 2023

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968
Additions	-	537,261	1,350	(10,825)	527,786
Disposals or derecognition	-	(905,947)	-	(30,973)	(936,920)
Effect of foreign currency exchange differences	26,380	12,970	(807)	2,169	40,712

Balance at December 31, 2023	$11,762,561	$7,260,393	$21,317,895	$116,697	$40,457,546

Accumulated amortization and impairment

Balance at January 1, 2023	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260
Amortization expense	1,047,282	970,413	1,881,980	6,808	3,906,483
Disposals or derecognition	-	(894,767)	-	(28,800)	(923,567)
Effect of foreign currency exchange differences	3,840	944	(809)	2,262	6,237

Balance at December 31, 2023	$5,812,938	$5,381,884	$11,369,356	$73,235	$22,637,413

For the year ended December 31, 2024

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$11,762,561	$7,260,393	$21,317,895	$116,697	$40,457,546
Additions	-	1,597,759	-	72,493	1,670,252
Disposals or derecognition	-	(325,476)	(8,846)	(1,339)	(335,661)
Acquisitions through business combinations (Note 29)	-	39,828	-	-	39,828
Effect of foreign currency exchange differences	2,951	121,122	2,451	(2,853)	123,671

Balance at December 31, 2024	$11,765,512	$8,693,626	$21,311,500	$184,998	$41,955,636

Accumulated amortization and impairment

Balance at January 1, 2024	$5,812,938	$5,381,884	$11,369,356	$73,235	$22,637,413
Amortization expense	1,048,694	886,727	1,878,965	5,628	3,820,014
Disposals or derecognition	-	(319,368)	(8,846)	-	(328,214)
Acquisitions through business combinations (Note 29)	-	38,515	-	-	38,515
Effect of foreign currency exchange differences	(230)	93,039	2,451	298	95,558

Balance at December 31, 2024	$6,861,402	$6,080,797	$13,241,926	$79,161	$26,263,286

For the year ended December 31, 2025

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2025	$11,765,512	$8,693,626	$21,311,500	$184,998	$41,955,636
Additions	-	1,061,070	-	57,724	1,118,794
Disposals or derecognition	-	(448,249)	(595,143)	(68,439)	(1,111,831)
Effect of foreign currency exchange differences	64,502	59,150	(969)	260	122,943

Balance at December 31, 2025	$11,830,014	$9,365,597	$20,715,388	$174,543	$42,085,542

Accumulated amortization and impairment

Balance at January 1, 2025	$6,861,402	$6,080,797	$13,241,926	$79,161	$26,263,286
Amortization expense	1,049,397	892,552	1,872,118	18,695	3,832,762
Disposals or derecognition	-	(428,785)	(595,143)	(61,499)	(1,085,427)
Impairment losses recognized	-	37,358	57,614	-	94,972
Effect of foreign currency exchange differences	18,945	38,916	(969)	2,455	59,347

Balance at December 31, 2025	$7,929,744	$6,620,838	$14,575,546	$38,812	$29,164,940

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2025	$375,056	$277,132	$679,359	$5,898	$1,337,445
Additions	-	33,824	-	1,840	35,664
Disposals or derecognition	-	(14,289)	(18,972)	(2,182)	(35,443)
Effect of foreign currency exchange differences	2,056	1,886	(30)	8	3,920

Balance at December 31, 2025	$377,112	$298,553	$660,357	$5,564	$1,341,586

Accumulated amortization and impairment

Balance at January 1, 2025	$218,725	$193,841	$422,121	$2,523	$837,210
Amortization expense	33,452	28,452	59,679	596	122,179
Disposals or derecognition	-	(13,669)	(18,972)	(1,960)	(34,601)
Impairment losses recognized	-	1,191	1,837	-	3,028
Effect of foreign currency exchange differences	604	1,241	(31)	78	1,892

Balance at December 31, 2025	$252,781	$211,056	$464,634	$1,237	$929,708

Summary of Other Intangible Assets Useful Lives
Each cl
a
ss of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11-16 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-10 years